RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	10 Months Ended
Dec. 31, 2020
Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of Restatement on the Balance Sheet, Statement of Operations and Statement of Cash

The impact of the restatement on the Balance Sheet, Statement of Operations and Statement of Cash Flows for the Affected Period is presented below:

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$100,438,065	$—	$100,438,065
Liabilities and stockholders’ equity
Total current liabilities	3,078,188	—	3,078,188
Private Warrant liabilities	—	16,900,000	16,900,000
Total liabilities	3,078,188	16,900,000	19,978,188
Common stock, shares subject to possible redemption	92,359,870	34,140,130	126,500,000
Stockholders’ equity
Preferred stock, $0.0001 par value	—	—	—
Common stock, $0.0001 par value	341	(341)	—
Additional paid in capital	8,458,078	(8,458,078)	—
Accumulated deficit	(3,458,412)	(42,581,711)	(46,040,123)
Total stockholders’ equity	5,000,007	(54,040,130)	(46,040,123)
Total liabilities and stockholders’ equity	100,438,065	—	100,438,065

	For the Period from March 5, 2020
	(Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Consolidated Statement of Operations
Loss from operations	$(3,506,941)	$(77,330)	$(3,584,271)
Other (expense)/income:
Change in fair value of Private Warrant liabilities	—	(13,650,000)	(13,650,000)
Interest income-bank	119	—	119
Interest earned on marketable securities held in Trust Account	48,410	—	48,410
Other income, net	48,529	(13,650,000)	(13,601,471)
Loss before income tax	(3,458,412)	(13,727,330)	(17,185,742)
Income tax expense	—	—	—
Net loss	$(3,458,412)	$(13,727,330)	$(17,185,742)
Weighted average shares, basic and diluted	2,959,790	7,185,559	10,145,349
Basic and diluted net loss per common share	$(1.17)	$(0.53)	$(1.69)

	For the Period from March 5, 2020
	(Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(3,458,412)	$(13,727,330)	$(17,185,742)
Net cash used in operating activities	(506,335)	(77,330)	(583,665)
Net cash used in investing	(100,000,000)	—	(100,000,000)
Net cash provided by financing	100,818,289	77,330	100,895,619
Net change in cash	$311,954	$—	$311,954